UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2019

Days	% of fund's investments 10/31/19
1 - 7	16.9
8 - 30	30.5
31 - 60	35.6
61 - 90	5.2
91 - 180	11.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2019
U.S. Treasury Debt	102.3%
Net Other Assets (Liabilities)*	(2.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/19
Fidelity® Treasury Only Money Market Fund	1.49%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 102.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 102.3%
U.S. Treasury Bills
11/5/19 to 4/30/20	1.58 to 2.29%	$2,585,030	$2,579,308
U.S. Treasury Notes
11/15/19 to 10/31/21	1.62 to 2.35 (b)	470,524	470,380
TOTAL U.S. TREASURY DEBT
(Cost $3,049,688)			3,049,688
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $3,049,688)			3,049,688
NET OTHER ASSETS (LIABILITIES) - (2.3)%			(68,071)
NET ASSETS - 100%			$2,981,617

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,049,688)		$3,049,688
Cash		1,510
Receivable for fund shares sold		9,840
Interest receivable		1,053
Total assets		3,062,091
Liabilities
Payable for investments purchased	$76,905
Payable for fund shares redeemed	2,230
Distributions payable	304
Accrued management fee	1,035
Total liabilities		80,474
Net Assets		$2,981,617
Net Assets consist of:
Paid in capital		$2,981,548
Total accumulated earnings (loss)		69
Net Assets, for 2,980,722 shares outstanding		$2,981,617
Net Asset Value, offering price and redemption price per share ($2,981,617 ÷ 2,980,722 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Interest		$32,112
Expenses
Management fee	$6,036
Independent trustees' fees and expenses	6
Total expenses before reductions	6,042
Expense reductions	(2)
Total expenses after reductions		6,040
Net investment income (loss)		26,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27
Total net realized gain (loss)		27
Net increase in net assets resulting from operations		$26,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,072	$52,766
Net realized gain (loss)	27	9
Net increase in net assets resulting from operations	26,099	52,775
Distributions to shareholders	(26,076)	(52,762)
Share transactions
Proceeds from sales of shares	700,104	1,262,282
Reinvestment of distributions	24,132	49,093
Cost of shares redeemed	(566,030)	(1,660,961)
Net increase (decrease) in net assets and shares resulting from share transactions	158,206	(349,586)
Total increase (decrease) in net assets	158,229	(349,573)
Net Assets
Beginning of period	2,823,388	3,172,961
End of period	$2,981,617	$2,823,388
Other Information
Shares
Sold	700,104	1,262,282
Issued in reinvestment of distributions	24,132	49,093
Redeemed	(566,030)	(1,660,961)
Net increase (decrease)	158,206	(349,586)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.018	.008	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.018	.008	–A	–A	–A
Distributions from net investment income	(.009)	(.018)	(.008)	–A	–A	–A
Total distributions	(.009)	(.018)	(.008)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.91%	1.79%	.77%	.07%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.42%	.38%	.16%	.05%
Expenses net of all reductions	.42%E	.42%	.42%	.38%	.16%	.04%
Net investment income (loss)	1.80%E	1.76%	.76%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,982	$2,823	$3,173	$3,720	$4,437	$4,597

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$3,049,688

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2 and less than five hundred dollars, respectively.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.42%	$1,000.00	$1,009.10	$2.12
Hypothetical-C		$1,000.00	$1,023.03	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity Treasury Only Money Market Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board also noted that the management fees of most competitor funds do not cover non-management expenses, and that the fund's total expense ratio ranked below the competitive median in 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

TMM-SANN-1219
1.538317.122

Fidelity® Money Market Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/19
1 - 7	35.9
8 - 30	24.1
31 - 60	9.4
61 - 90	8.9
91 - 180	20.3
> 180	1.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2019
Certificates of Deposit	33.5%
Commercial Paper	36.1%
Variable Rate Demand Notes (VRDNs)	0.1%
U.S. Government Agency Debt	2.4%
Non-Negotiable Time Deposit	8.9%
Other Instruments	0.8%
Repurchase Agreements	19.1%
Net Other Assets (Liabilities)*	(0.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/19
Fidelity® Money Market Fund	1.64%
Premium Class	1.76%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2019, the most recent period shown in the table, would have been 1.69% for Premium Class.

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 33.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
State Street Bank & Trust Co., Boston
11/21/19	2.01 (b)(c)%	$96,000	$96,000
London Branch, Eurodollar, Foreign Banks - 14.3%
CIC London Branch
11/12/19 to 2/7/20	2.05 to 2.36	902,000	897,970
Commonwealth Bank of Australia London Branch
2/28/20 to 3/10/20	2.00	224,000	224,000
DZ Bank AG London Branch
11/29/19 to 3/4/20	1.90 to 2.33	1,790,000	1,783,227
KBC Bank NV London
11/29/19 to 2/28/20	1.94 to 2.15	1,985,000	1,975,860
Mitsubishi UFJ Trust & Banking Corp.
11/5/19 to 2/28/20	2.00 to 2.33	858,000	854,467
Mizuho Bank Ltd. London Branch
12/2/19 to 3/2/20	2.00 to 2.32	908,000	905,075
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/15/19 to 2/7/20	2.15 to 2.23	660,500	658,310
			7,298,909
New York Branch, Yankee Dollar, Foreign Banks - 19.0%
Bank of Montreal
11/22/19 to 4/17/20	1.94 to 2.18 (b)(c)	1,214,000	1,214,000
Bank of Nova Scotia
11/12/19 to 3/16/20	1.99 to 2.16 (b)	841,000	841,000
Credit Agricole CIB
11/6/19 to 12/12/19	2.10 to 2.32	715,650	715,650
Landesbank Baden-Wuerttemberg New York Branch
11/1/19 to 11/7/19	1.66 to 1.91	2,319,190	2,319,192
Mitsubishi UFJ Trust & Banking Corp.
12/5/19 to 2/24/20	2.00 to 2.14 (b)	808,000	808,000
Mizuho Corporate Bank Ltd.
11/18/19 to 2/18/20	1.99 to 2.32	1,209,000	1,209,000
Natexis Banques Populaires New York Branch
2/18/20	2.00	250,600	250,600
Sumitomo Mitsui Banking Corp.
1/16/20 to 2/20/20	2.05 to 2.13 (b)	1,732,750	1,732,750
Sumitomo Mitsui Trust Bank Ltd.
11/18/19 to 1/23/20	2.11 to 2.30	342,000	342,000
Toronto-Dominion Bank
3/11/20	2.00	278,000	278,000
			9,710,192
TOTAL CERTIFICATE OF DEPOSIT
(Cost $17,105,101)			17,105,101

Financial Company Commercial Paper - 34.1%
Australia & New Zealand Banking Group Ltd.
4/20/20	1.95	282,000	279,415
Bank of Montreal
12/23/19	2.15	335,000	333,965
Bank of Nova Scotia
11/20/19 to 7/24/20	2.00 to 2.19 (b)(c)	1,677,000	1,677,000
BNP Paribas Fortis
12/5/19	2.10	83,000	82,836
BNP Paribas SA
12/6/19	2.11	168,000	167,657
BPCE SA
11/12/19 to 12/12/19	2.13 to 2.35	1,585,000	1,582,211
Canadian Imperial Bank of Commerce
11/12/19 to 7/20/20	1.99 to 2.17 (b)	1,708,500	1,701,018
Citigroup Global Markets, Inc.
2/10/20 to 4/14/20	1.98 to 2.03	284,000	281,757
Credit Suisse AG
11/6/19 to 2/4/20	2.04 to 2.35	1,769,300	1,764,673
DNB Bank ASA
2/21/20 to 3/2/20	2.00	890,750	885,077
J.P. Morgan Securities, LLC
11/25/19 to 4/27/20	1.90 to 2.16 (b)	514,000	512,522
Mitsubishi UFJ Trust & Banking Corp.
11/1/19 to 2/11/20	2.01 to 2.37	690,000	688,099
Natexis Banques Populaires New York Branch
12/16/19	2.12	212,000	211,444
National Australia Bank Ltd.
11/12/19 to 4/1/20	2.02 to 2.05 (b)	292,000	290,963
National Bank of Canada
11/8/19	2.08 (b)(c)	167,000	167,000
Ontario Teachers' Finance Trust
3/30/20	2.00 (d)	38,000	37,688
Royal Bank of Canada
11/22/19 to 4/15/20	2.07 to 2.16 (b)(c)	1,194,000	1,194,000
Sumitomo Mitsui Banking Corp.
2/27/20	1.91	207,000	205,711
Sumitomo Mitsui Trust Bank Ltd.
11/1/19 to 2/28/20	1.96 to 2.32	1,521,855	1,516,871
Svenska Handelsbanken AB
2/12/20 to 3/16/20	2.00 to 2.02	1,001,750	995,284
The Toronto-Dominion Bank
11/25/19 to 7/23/20	1.90 to 2.27 (b)	2,159,600	2,154,291
Toyota Motor Credit Corp.
12/11/19 to 2/24/20	2.03 to 2.19 (b)	319,000	317,911
UBS AG London Branch
4/23/20 to 4/29/20	2.02	383,600	379,808
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $17,427,201)			17,427,201

Asset Backed Commercial Paper - 1.9%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

1/16/20	2.14	37,500	37,331
1/21/20	2.15	36,000	35,827
1/22/20	2.15	36,000	35,825
1/23/20	2.15	36,000	35,823
11/12/19	2.16	38,750	38,725
11/19/19	2.15	10,000	9,989
11/25/19	2.15	46,700	46,633
11/26/19	2.15	48,000	47,929
2/3/20	2.15	41,000	40,772
2/7/20	2.15	84,000	83,513
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/6/20	2.16	94,000	93,629
12/12/19	2.18	55,000	54,864
12/13/19	2.18	94,000	93,762
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

12/11/19	2.12	31,000	30,927
12/20/19	2.12	21,000	20,940
12/20/19	2.12	11,000	10,969
4/2/20	2.07	19,000	18,834
4/2/20	2.07	19,000	18,834
4/3/20	2.07	40,000	39,649
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/6/20	2.09	75,953	75,663
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

11/6/19	2.10	34,000	33,990
11/7/19	2.10	50,000	49,983
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $954,411)			954,411

Non-Financial Company Commercial Paper - 0.1%
American Electric Power Co., Inc.
11/7/19	2.22	21,000	20,992
Duke Energy Corp.
11/1/19	1.85	21,000	21,000
ERP Operating LP
11/1/19	2.09	14,750	14,750
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $56,742)			56,742

Other Instrument - 0.8%
Master Notes - 0.8%
Toyota Motor Credit Corp.
11/7/19
(Cost $418,000)	2.01 (b)(c)(e)	418,000	418,000

Variable Rate Demand Note - 0.1%
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/7/19
(Cost $40,000)	1.83 (b)	40,000	40,000

U.S. Government Agency Debt - 2.4%
Federal Agencies - 2.4%
Federal Home Loan Bank
11/12/19 to 11/21/19
(Cost $1,253,948)	1.94 to 1.96	1,255,000	1,253,948

Non-Negotiable Time Deposit - 8.9%
Time Deposits - 8.9%
Australia & New Zealand Banking Group Ltd.
11/1/19 to 11/5/19	1.76 to 1.88	1,178,000	1,178,000
Barclays Bank PLC
11/1/19	1.76	2,099,000	2,099,000
Credit Agricole CIB
11/4/19 to 11/7/19	1.65 to 1.90	1,292,088	1,292,088
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,569,088)			4,569,088

U.S. Government Agency Repurchase Agreement - 4.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.76% dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations) #	$1,009,745	$1,009,696
With:
Barclays Bank PLC at:
1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Government Obligations valued at $132,612,744, 3.50% - 6.00%, 12/15/38 - 2/20/49)	130,044	130,000
1.9%, dated 10/3/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $87,854,261, 3.50% - 4.00%, 2/20/48 - 8/20/48)	86,132	86,000
BMO Capital Markets Corp. at 1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $34,733,412, 2.34% - 5.00%, 10/31/23 - 9/20/69)	34,058	34,000
BMO Harris Bank NA at 1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $87,871,206, 2.25% - 8.00%, 2/1/29 - 6/20/69)	86,146	86,000
BNP Paribas, SA at 1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $87,861,906, 0.00% - 6.50%, 9/30/20 - 9/20/49)	86,146	86,000
Deutsche Bank AG, New York at 1.76%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $58,712,871, 3.35%, 6/15/24)	57,003	57,000
HSBC Securities, Inc. at 1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Government Obligations valued at $87,728,431, 3.96% - 4.50%, 10/1/25 - 10/1/48)	86,029	86,000
J.P. Morgan Securities, LLC at:
1.84%, dated 10/24/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $87,796,219, 2.50% - 5.00%, 7/1/41 - 9/20/49)(c)(f)(g)	86,062	86,000
1.87%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $43,875,949, 3.50%, 10/1/39)	43,016	43,000
Nomura Securities International, Inc. at:
1.66%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $128,525,926, 4.00% - 5.00%, 3/1/49 - 10/1/49)	126,041	126,000
1.88%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $233,665,387, 2.26% - 7.50%, 8/1/23 - 5/20/63)	229,084	229,000
TD Securities (U.S.A.) at 1.66%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $88,744,092, 3.50%, 2/1/48 - 5/1/49)	87,028	87,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,145,696)		2,145,696

U.S. Treasury Repurchase Agreement - 6.1%
With:
BNP Paribas, SA at 1.9%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $52,101,506, 1.78% - 4.38%, 4/30/21 - 5/15/48)	51,086	51,000
Commerz Markets LLC at:
1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $112,205,160, 1.38% - 2.88%, 5/15/22 - 11/15/26)	110,035	110,000
1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $224,421,600, 1.50% - 2.63%, 9/15/22 - 5/31/24)	220,074	220,000
1.76%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $132,619,530, 1.50% - 2.75%, 10/31/21 - 12/31/24)	130,044	130,000
1.8%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $550,827,567, 1.63% - 2.88%, 12/31/20 - 8/15/29)	540,027	540,000
1.91%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $112,395,715, 1.38% - 3.00%, 12/31/20 - 2/15/47)	110,041	110,000
MUFG Securities (Canada), Ltd. at 1.87%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $81,629,737, 0.00% - 4.25%, 4/9/20 - 5/15/39)	80,029	80,000
MUFG Securities EMEA PLC at:
1.62%, dated 11/1/19 due:
11/6/19(h)	57,013	57,000
11/7/19(h)	40,011	40,000
1.69%, dated 10/29/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,188,073, 2.63%, 11/15/20)	60,039	60,000
1.84%, dated:
10/18/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $126,531,586, 2.00% - 2.88%, 7/31/22 - 11/30/25)	124,120	124,000
10/23/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $55,086,947, 2.00%, 7/31/22 - 5/31/24)	54,033	54,000
1.87%, dated 10/29/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $42,837,528, 2.00% - 2.63%, 8/15/20 - 2/15/29)	42,007	42,000
1.88%, dated 10/21/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $122,432,658, 2.00% - 2.88%, 8/15/20 - 3/31/24)	120,069	120,000
1.89%, dated 10/23/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $56,107,461, 2.00% - 2.63%, 8/15/20 - 7/31/22)	55,026	55,000
1.9%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $82,623,145, 2.63%, 8/15/20 - 12/31/23)	81,030	81,000
Nomura Securities International, Inc. at 1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $563,065,832, 0.00% - 5.00%, 11/5/19 - 5/15/37)	552,177	552,000
RBC Dominion Securities at 1.8%, dated 10/24/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $81,706,074, 1.13% - 6.50%, 9/30/21 - 8/15/43)	79,956	79,900
SMBC Nikko Securities America, Inc. at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $484,390,331, 1.63% - 2.88%, 2/15/23 - 5/15/28)	475,023	475,000
Societe Generale at 1.78%, dated 10/29/19 due 11/5/19
(Collateralized by U.S. Treasury Obligations valued at $80,592,384, 0.00% - 8.75%, 12/24/19 - 8/15/47)	79,027	79,000
(Collateralized by U.S. Treasury Obligations valued at $40,807,535, 1.13% - 7.88%, 6/30/20 - 11/15/47)	40,014	40,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,099,900)		3,099,900

Other Repurchase Agreement - 8.8%
Other Repurchase Agreement - 8.8%
With:
BMO Capital Markets Corp. at:
1.93%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $18,901,075, 2.00% - 4.30%, 8/15/24 - 9/11/49)	18,001	18,000
2%, dated 10/31/19 due 11/1/19 (Collateralized by Equity Securities valued at $98,267,820)	91,005	91,000
2.02%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $212,310,317, 1.75% - 10.00%, 2/10/20 - 12/1/47)	199,011	199,000
BNP Paribas at 1.93%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $47,252,534, 2.13% - 7.95%, 1/27/20 - 8/15/53)	45,002	45,000
Citigroup Global Markets, Inc. at:
2.28%, dated 10/18/19 due 12/5/19 (Collateralized by Corporate Obligations valued at $77,826,959, 0.00% - 8.10%, 6/8/20 - 3/25/61)(c)(f)(g)	72,219	72,000
2.61%, dated:
8/13/19 due 11/12/19 (Collateralized by Corporate Obligations valued at $39,099,258, 0.00% - 8.00%, 6/8/20 - 12/1/47)	36,238	36,000
8/26/19 due 11/25/19 (Collateralized by Municipal Bond Obligations valued at $112,911,333, 1.23% - 5.00%, 11/1/24 - 1/1/34)	107,706	107,000
Credit AG CIB Paris at:
1.8%, dated 10/31/19 due 11/7/19 (Collateralized by Corporate Obligations valued at $93,551,960, 1.50% - 3.65%, 4/23/20 - 8/26/29)	90,032	90,000
1.9%, dated 10/30/19 due 11/6/19 (Collateralized by Corporate Obligations valued at $94,280,614, 1.75% - 4.38%, 4/23/20 - 9/19/29)	90,033	90,000
1.98%, dated 10/29/19 due 11/5/19 (Collateralized by Corporate Obligations valued at $187,981,012, 2.70% - 3.95%, 4/23/20 - 9/15/28)	179,069	179,000
1.99%, dated 10/28/19 due:
11/1/19 (Collateralized by Corporate Obligations valued at $94,514,733, 1.50% - 7.83%, 1/15/20 - 10/2/29)	90,020	90,000
11/4/19 (Collateralized by Corporate Obligations valued at $94,521,930, 2.35% - 7.83%, 10/20/20 - 11/15/27)	90,035	90,000
Credit Suisse Securities (U.S.A.) LLC at 2.4%, dated 9/23/19 due 1/31/20 (Collateralized by Mortgage Loan Obligations valued at $20,753,820, 5.15%, 8/16/21)	18,156	18,000
HSBC Securities, Inc. at 2%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $37,610,436, 2.25% - 5.75%, 2/23/21 - 8/16/77)	36,002	36,000
ING Financial Markets LLC at:
1.85%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $78,754,047, 1.63% - 5.88%, 3/16/20 - 5/28/45)	75,004	75,000
2.27%, dated 10/1/19 due 11/29/19 (Collateralized by Equity Securities valued at $115,785,933)	107,398	107,000
J.P. Morgan Securities, LLC at:
2.02%, dated 10/25/19 due 11/1/19 (Collateralized by Commercial Paper valued at $184,442,416, 11/12/19 - 2/12/20)	179,070	179,000
2.06%, dated 10/21/19 due 11/7/19 (Collateralized by Equity Securities valued at $794,303,402)(c)(f)(g)	735,715	735,000
2.1%, dated 10/11/19 due 11/7/19 (Collateralized by Corporate Obligations valued at $191,710,293, 2.00% - 9.50%, 11/15/22 - 3/13/51)(c)(f)(g)	179,282	179,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.97%, dated 10/31/19 due 11/1/19 (Collateralized by Equity Securities valued at $155,528,515)	144,008	144,000
Mizuho Securities U.S.A., Inc. at:
2.01%, dated 10/22/19 due 11/5/19 (Collateralized by Equity Securities valued at $96,173,682)	89,070	89,000
2.03%, dated:
10/21/19 due 11/4/19 (Collateralized by Equity Securities valued at $77,808,238)	72,057	72,000
10/31/19 due 11/1/19 (Collateralized by Equity Securities valued at $272,175,354)	252,014	252,000
2.14%, dated 10/21/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $18,552,123, 2.06% - 11.52%, 1/25/21 - 4/25/46)	18,015	18,000
RBS Securities, Inc. at 1.97%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $117,306,746, 0.00% - 8.63%, 1/15/20 - 3/7/44)	115,006	115,000
Societe Generale at:
1.92%, dated 11/1/19 due 12/2/19(h)	108,179	108,000
1.93%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $452,370,706, 0.00% - 8.60%, 11/19/19 - 5/15/69)	431,023	431,000
2.03%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $154,305,064, 1.38% - 12.00%, 11/19/19 - 10/15/93)	144,008	144,000
2.05%, dated 11/1/19 due 12/2/19(h)	108,191	108,000
2.17%, dated 10/1/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $112,559,939, 2.00% - 7.70%, 11/19/19 - 5/15/69)	107,200	107,000
2.3%, dated 10/1/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $115,342,299, 1.38% - 10.50%, 11/19/19 - 10/15/93)	107,212	107,000
Wells Fargo Securities, LLC at:
1.9%, dated 10/31/19 due 11/1/19 (Collateralized by Commercial Paper valued at $148,327,828, 1/9/20 - 1/14/20)	144,008	144,000
1.94%, dated 10/29/19 due 11/5/19 (Collateralized by Commercial Paper valued at $92,714,987, 1/14/20 - 1/22/20)	90,034	90,000
1.95%, dated 10/31/19 due 11/1/19 (Collateralized by Equity Securities valued at $58,323,169)	54,003	54,000
2%, dated 10/31/19 due 11/1/19 (Collateralized by Corporate Obligations valued at $38,882,160, 0.50% - 2.00%, 1/30/23 - 9/1/26)	36,002	36,000
2.02%, dated 10/25/19 due 11/1/19 (Collateralized by Equity Securities valued at $58,342,908)	54,021	54,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,509,000)		4,509,000
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $51,579,087)		51,579,087
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(480,591)
NET ASSETS - 100%		$51,098,496

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,688,000 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $418,000,000 or 0.8% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) The maturity amount is based on the rate at period end.

 (h) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Toyota Motor Credit Corp. 2.01%, 11/7/19	6/3/19	$418,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,009,696,000 due 11/01/19 at 1.76%
Bank Of America, N.A.	$355,690
Credit Agricole CIB New York Branch	151,819
ING Financial Markets LLC	55,956
Jp Morgan Secs Llc	173,508
Nomura Securities Internationa	129,263
Sumitomo Mitsui Bk Corp (REPO)	143,460
$1,009,696

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,754,596) — See accompanying schedule: Unaffiliated issuers (cost $51,579,087)		$51,579,087
Receivable for fund shares sold		271,051
Interest receivable		33,542
Prepaid expenses		77
Receivable from investment adviser for expense reductions		2,197
Other receivables		220
Total assets		51,886,174
Liabilities
Payable for investments purchased	$565,367
Payable for fund shares redeemed	129,805
Distributions payable	75,692
Accrued management fee	10,465
Other affiliated payables	4,645
Other payables and accrued expenses	1,704
Total liabilities		787,678
Net Assets		$51,098,496
Net Assets consist of:
Paid in capital		$51,098,398
Total accumulated earnings (loss)		98
Net Assets		$51,098,496
Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($5,784,373 ÷ 5,784,255 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($45,314,123 ÷ 45,311,351 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Interest (including $160 from affiliated interfund lending)		$559,768
Expenses
Management fee	$58,017
Transfer agent fees	24,838
Accounting fees and expenses	920
Custodian fees and expenses	238
Independent trustees' fees and expenses	89
Registration fees	1,617
Audit	23
Legal	28
Interest	468
Miscellaneous	71
Total expenses before reductions	86,309
Expense reductions	(12,480)
Total expenses after reductions		73,829
Net investment income (loss)		485,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4
Total net realized gain (loss)		4
Net increase in net assets resulting from operations		$485,943

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$485,939	$646,637
Net realized gain (loss)	4	115
Net increase in net assets resulting from operations	485,943	646,752
Distributions to shareholders	(485,978)	(646,632)
Share transactions - net increase (decrease)	8,921,113	23,471,138
Total increase (decrease) in net assets	8,921,078	23,471,258
Net Assets
Beginning of period	42,177,418	18,706,160
End of period	$51,098,496	$42,177,418

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.020	.011	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.020	.011	.005	.001	–A
Distributions from net investment income	(.010)	(.020)	(.011)	(.005)	(.001)	–A
Total distributions	(.010)	(.020)	(.011)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.00%	2.03%	1.11%	.52%	.09%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.42%	.42%	.36%	.26%
Expenses net of all reductions	.42%E	.42%	.42%	.42%	.36%	.26%
Net investment income (loss)	1.98%E	2.06%	1.15%	.55%	.15%	.01%
Supplemental Data
Net assets, end of period (in millions)	$5,784	$5,196	$3,209	$2,301	$2,126	$2,316

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.021	.012	.006	.002	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.011	.021	.012	.006	.002	–B
Distributions from net investment income	(.011)	(.021)	(.012)	(.006)	(.002)	–B
Total distributions	(.011)	(.021)	(.012)	(.006)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.06%	2.16%	1.23%	.64%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.37%	.37%	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.30%F	.30%	.30%	.30%	.30%	.28%F
Expenses net of all reductions	.30%F	.30%	.30%	.30%	.30%	.28%F
Net investment income (loss)	2.10%F	2.18%	1.27%	.67%	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$45,314	$36,981	$15,497	$7,317	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $219 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$51,579,087

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $52,549 and the weighted average interest rate was 2.11% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Money Market Fund	$4,361.16
Premium Class	20,477.10
	$24,838

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .00%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$29,593	2.56%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $12,474.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense Reduction
Fidelity Money Market Fund	$2

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Distributions to shareholders
Fidelity Money Market Fund	$54,390	$85,070
Premium Class	431,588	561,562
Total	$485,978	$646,632

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019	Six months ended October 31, 2019	Year ended April 30, 2019
Fidelity Money Market Fund
Shares sold	2,980,463	6,378,152	$2,980,463	$6,378,152
Reinvestment of distributions	49,768	77,567	49,768	77,567
Shares redeemed	(2,441,836)	(4,468,699)	(2,441,836)	(4,468,699)
Net increase (decrease)	588,395	1,987,020	$588,395	$1,987,020
Premium Class
Shares sold	24,304,929	45,986,467	$24,304,929	$45,986,467
Reinvestment of distributions	396,707	514,820	396,707	514,820
Shares redeemed	(16,368,918)	(25,017,169)	(16,368,918)	(25,017,169)
Net increase (decrease)	8,332,718	21,484,118	$8,332,718	$21,484,118

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,010.00	$2.12
Hypothetical-C		$1,000.00	$1,023.03	$2.14
Premium Class	.30%
Actual		$1,000.00	$1,010.60	$1.52
Hypothetical-C		$1,000.00	$1,023.63	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity Money Market Fund

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund-level expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Premium Class and the retail class ranked below the competitive median for 2018.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.30% through August 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SPM-SANN-1219
1.538241.122

Fidelity® Government Money Market Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2019

Days	% of fund's investments 10/31/19
1 - 7	63.1
8 - 30	18.2
31 - 60	6.8
61 - 90	4.1
91 - 180	5.4
> 180	2.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
U.S. Treasury Debt	9.6%
U.S. Government Agency Debt	40.2%
Repurchase Agreements	51.7%
Net Other Assets (Liabilities)*	(1.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/19
Capital Reserves Class	0.96%
Daily Money Class	1.21%
Advisor M Class	1.26%
Fidelity Government Money Market Fund	1.49%
Premium class	1.59%
Class K6	1.66%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2019, the most recent period shown in the table, would have been would have been 0.95% for Capital Reserves Class, 1.19% for Daily Money Class, 1.24% for Advisor M Class; 1.54% for Premium Class and 1.63% for Class K6.

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 9.6%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 9.6%
U.S. Treasury Bills
11/5/19 to 8/13/20	1.68 to 2.43 (b)%	$12,600,698,000	$12,534,933,973
U.S. Treasury Notes
1/31/20 to 10/31/21	1.64 to 1.94 (c)	1,176,000,000	1,176,499,807
TOTAL U.S. TREASURY DEBT
(Cost $13,711,433,780)			13,711,433,780

U.S. Government Agency Debt - 40.2%
Federal Agencies - 40.2%
Fannie Mae
1/3/20 to 1/29/21	1.64 to 1.98 (c)	1,349,800,000	1,349,349,034
Federal Farm Credit Bank
11/14/19 to 10/23/20	1.76 to 2.09 (c)(d)	473,900,000	473,899,724
Federal Home Loan Bank
11/1/19 to 7/23/21	1.64 to 2.13 (c)(e)	51,750,876,000	51,731,234,259
Freddie Mac
11/19/19 to 12/14/20	1.66 to 2.11 (c)	3,842,250,000	3,840,800,486
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $57,395,283,503)			57,395,283,503

U.S. Government Agency Repurchase Agreement - 23.5%
	Maturity Amount	Value
In a joint trading account at:
1.74% dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations) #	$16,844,377,816	$16,843,563,000
1.75% dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations) #	61,931,018	61,928,000
With:
Barclays Bank PLC at:
1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Government Obligations valued at $369,275,489, 3.50% - 4.50%, 2/1/43 - 7/1/48)	362,121,773	362,000,000
1.74%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Government Obligations valued at $451,925,520, 3.00% - 4.50%, 2/1/40 - 10/1/49)	443,149,882	443,000,000
1.9%, dated 10/3/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $250,282,486, 3.00% - 4.00%, 3/1/30 - 2/1/47)	245,374,986	245,000,000
BMO Capital Markets Corp. at:
1.69%, dated 10/30/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $162,537,504, 1.75% - 6.00%, 12/1/19 - 10/20/69)	159,208,997	159,000,000
1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $162,187,934, 0.00% - 5.00%, 11/30/23 - 9/20/69)	159,007,685	159,000,000
1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $162,407,137, 2.25% - 5.23%, 2/25/25 - 9/20/69)	159,007,729	159,000,000
1.83%, dated 10/15/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $64,315,573, 2.59% - 5.00%, 11/30/23 - 2/20/69)	63,099,278	63,000,000
1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $100,113,860, 2.00% - 6.10%, 10/31/23 - 9/20/69)	98,166,382	98,000,000
BMO Harris Bank NA at 1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $250,471,077, 2.50% - 8.00%, 12/1/22 - 7/20/69)	245,415,956	245,000,000
BNP Paribas, SA at:
1.77%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $327,857,202, 0.00% - 6.63%, 11/7/19 - 6/20/49)	319,486,209	319,000,000
1.78%, dated 10/28/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $325,988,177, 0.00% - 8.50%, 11/15/19 - 7/1/49)	318,110,063	318,000,000
1.85%, dated 10/10/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $246,352,376, 0.00% - 7.00%, 11/15/19 - 6/20/49)	239,906,152	239,500,000
1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $251,415,328, 0.00% - 6.63%, 7/31/20 - 8/20/49)	244,414,258	244,000,000
2.01%, dated 9/19/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $528,462,494, 0.00% - 6.63%, 4/30/21 - 2/15/49)	515,577,825	513,000,000
2.02%, dated:
9/6/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $214,293,632, 0.00% - 5.00%, 11/15/19 - 8/1/49)	209,015,387	208,000,000
9/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $314,068,006, 0.00% - 4.38%, 11/15/19 - 6/20/49)	306,540,250	305,000,000
BofA Securities, Inc. at:
1.69%, dated 10/30/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $323,370,358, 0.00% - 5.00%, 2/1/26 - 8/1/58)	317,491,086	317,000,000
1.77%, dated 10/22/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $625,567,420, 3.00% - 4.50%, 1/1/29 - 10/1/49)	613,934,314	613,000,000
CIBC Bank U.S.A. at:
1.74%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $195,944,122, 3.50% - 5.00%, 6/1/44 - 9/1/49)	192,816,640	192,000,000
1.76%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $32,657,553, 3.50% - 5.00%, 2/1/32 - 8/1/48)	32,081,351	32,000,000
1.77%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $64,310,552, 2.46% - 5.00%, 10/1/29 - 8/1/48)	63,458,430	63,000,000
1.79%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $64,311,123, 3.00% - 5.00%, 4/1/31 - 3/1/49)	63,278,793	63,000,000
1.8%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $368,422,522, 3.00% - 5.00%, 10/1/28 - 8/1/49)	361,415,150	361,000,000
1.82%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $64,311,980, 3.00% - 5.00%, 4/1/31 - 6/1/49)	63,095,550	63,000,000
2.01%, dated 9/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $196,342,983, 2.38% - 5.00%, 10/1/29 - 9/1/49)	192,621,760	192,000,000
Citibank NA at:
1.73%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $80,605,476, 0.13% - 4.50%, 11/15/19 - 11/15/48)	79,026,575	79,000,000
1.74%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $484,572,050, 0.00% - 8.50%, 11/21/19 - 9/20/49)	475,160,708	475,000,000
Deutsche Bank AG, New York at 1.76%, dated 10/31/19 due 11/1/19 (Collateralized by Mortgage Loan Obligations valued at $162,747,956, 3.50% - 3.75%, 4/15/45 - 11/15/46)	158,007,724	158,000,000
HSBC Securities, Inc. at 1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Government Obligations valued at $245,843,626, 3.00% - 4.75%, 3/1/30 - 10/1/49)	241,081,070	241,000,000
ING Financial Markets LLC at:
1.73%, dated 10/25/19 due 1/27/20 (Collateralized by U.S. Government Obligations valued at $129,583,577, 4.00% - 5.00%, 11/1/33 - 3/1/49)	127,573,687	127,000,000
1.78%, dated:
10/7/19 due 1/10/20
(Collateralized by U.S. Government Obligations valued at $228,762,427, 3.00% - 4.50%, 4/1/27 - 8/1/49)	225,052,178	224,000,000
(Collateralized by U.S. Government Obligations valued at $196,082,080, 3.50% - 4.50%, 5/1/33 - 8/1/49)	192,901,867	192,000,000
10/8/19 due 1/21/20 (Collateralized by U.S. Government Obligations valued at $98,036,199, 3.50% - 4.00%, 8/1/35 - 5/1/51)	96,498,400	96,000,000
1.79%, dated:
10/16/19 due 1/15/20 (Collateralized by U.S. Government Obligations valued at $81,664,917, 3.00% - 4.50%, 9/1/42 - 2/1/49)	80,361,978	80,000,000
10/18/19 due 12/16/19 (Collateralized by U.S. Government Obligations valued at $65,325,442, 4.00%, 2/1/49 - 5/1/58)	64,187,751	64,000,000
1.83%, dated 10/18/19 due 11/18/19 (Collateralized by U.S. Government Obligations valued at $65,326,458, 3.50% - 4.00%, 10/1/42 - 5/1/58)	64,100,853	64,000,000
1.95%, dated 10/1/19 due 1/10/20 (Collateralized by U.S. Government Obligations valued at $179,821,444, 2.20% - 5.57%, 3/1/20 - 10/1/49)	176,962,867	176,000,000
2%, dated 8/29/19 due 11/27/19 (Collateralized by U.S. Government Obligations valued at $159,685,760, 3.50% - 4.50%, 4/1/32 - 7/1/49)	156,780,000	156,000,000
2.1%, dated 9/17/19 due 12/17/19
(Collateralized by U.S. Government Obligations valued at $132,948,076, 3.50% - 5.00%, 6/1/38 - 1/1/49)	130,690,083	130,000,000
(Collateralized by U.S. Government Obligations valued at $132,948,075, 3.00% - 4.00%, 11/1/33 - 3/1/48)	130,690,083	130,000,000
J.P. Morgan Securities, LLC at:
1.84%, dated 10/24/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $248,234,525, 1.50% - 5.50%, 4/15/29 - 11/16/49)(c)(d)(f)	241,172,449	241,000,000
1.87%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $122,444,506, 3.00% - 6.00%, 4/1/32 - 11/1/49)	120,043,633	120,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.86%, dated 10/18/19 due 12/17/19 (Collateralized by U.S. Government Obligations valued at $212,313,462, 2.32% - 5.54%, 1/1/24 - 3/1/50)	208,644,800	208,000,000
1.87%, dated 10/15/19 due 12/13/19 (Collateralized by U.S. Government Obligations valued at $211,326,448, 2.91% - 5.00%, 10/1/24 - 2/1/49)	207,634,398	207,000,000
1.88%, dated 10/11/19 due 12/11/19 (Collateralized by U.S. Government Obligations valued at $227,709,448, 2.50% - 5.50%, 1/1/24 - 10/1/49)	223,710,379	223,000,000
1.89%, dated 10/11/19 due 12/10/19 (Collateralized by U.S. Government Obligations valued at $275,703,628, 2.42% - 6.00%, 9/1/23 - 10/1/49)	270,368,550	270,000,000
1.9%, dated:
10/8/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $164,428,012, 2.50% - 6.00%, 9/1/25 - 11/1/49)	161,501,336	161,000,000
10/9/19 due 12/9/19 (Collateralized by U.S. Government Obligations valued at $179,737,917, 2.60% - 5.00%, 3/1/26 - 10/1/49)	176,260,089	176,000,000
Morgan Stanley & Co., LLC at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $972,107,428, 0.00% - 9.50%, 6/1/20 - 2/1/57)	953,046,062	953,000,000
MUFG Securities (Canada), Ltd. at:
1.87%, dated 10/15/19 due 12/13/19 (Collateralized by Mortgage Loan Obligations valued at $178,657,626, 3.50% - 4.50%, 8/1/40 - 12/1/48)	175,536,326	175,000,000
1.9%, dated:
10/8/19 due 12/6/19 (Collateralized by U.S. Government Obligations valued at $114,384,704, 4.50%, 9/1/41 - 12/1/48)	112,348,756	112,000,000
10/9/19 due 12/9/19 (Collateralized by U.S. Government Obligations valued at $163,398,107, 3.50% - 4.50%, 12/1/40 - 12/1/48)	160,236,444	160,000,000
Nomura Securities International, Inc. at:
1.66%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $360,076,603, 0.00% - 6.15%, 4/13/21 - 4/1/56)	353,113,941	353,000,000
1.88%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $655,079,381, 3.50% - 4.50%, 3/1/49 - 9/1/49)	642,234,687	642,000,000
RBC Financial Group at 1.97%, dated 9/19/19 due 11/5/19
(Collateralized by U.S. Government Obligations valued at $939,585,708, 3.00% - 6.50%, 3/1/29 - 10/1/49)	921,363,617	919,000,000
(Collateralized by U.S. Government Obligations valued at $1,830,875,164, 2.00% - 5.00%, 8/1/23 - 10/25/58)	1,792,598,637	1,788,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.85%, dated 11/5/19 due 11/7/19(g)	102,850,192	102,776,250
1.9%, dated 10/29/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $135,233,466, 2.00% - 3.50%, 1/15/21 - 1/1/48)	132,253,899	132,156,250
1.98%, dated:
10/21/19 due 11/5/19 (Collateralized by U.S. Government Obligations valued at $106,479,235, 2.00% - 3.50%, 1/15/21 - 2/1/47)	104,085,800	104,000,000
10/24/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $208,555,557, 3.00% - 3.50%, 12/1/46 - 9/1/47)	204,157,080	204,000,000
10/25/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $208,656,531, 3.50%, 7/1/47)	204,157,080	204,000,000
TD Securities (U.S.A.) at:
1.66%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $245,831,335, 3.50% - 4.00%, 2/20/42 - 9/1/49)	241,077,789	241,000,000
1.72%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Government Obligations valued at $485,566,394, 3.00% - 5.00%, 4/1/27 - 9/1/49)	476,159,196	476,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $33,444,923,500)		33,444,923,500

U.S. Treasury Repurchase Agreement - 28.2%
With:
Barclays Capital, Inc. at 1.72%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $92,842,612, 2.13%, 3/31/24 - 5/15/25)	91,004,348	91,000,000
BMO Capital Markets Corp. at:
1.71%, dated 10/28/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $140,280,174, 2.25%, 2/15/27)	137,195,225	137,000,000
1.79%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $281,804,035, 0.00% - 8.75%, 11/7/19 - 8/15/49)	276,421,298	275,900,000
BMO Harris Bank NA at 1.69%, dated 10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $147,375,855, 3.00% - 3.63%, 8/15/43 - 5/15/45)	143,490,053	143,000,000
BNP Paribas, SA at:
1.71%, dated 10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $214,169,790, 1.63% - 4.63%, 1/31/21 - 8/15/48)	208,592,800	208,000,000
1.73%, dated 10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $212,231,700, 1.78% - 4.63%, 4/30/21 - 2/15/45)	208,309,862	208,000,000
1.74%, dated:
10/23/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $495,857,039, 0.00% - 8.00%, 4/23/20 - 8/15/49)	486,604,555	485,900,000
10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $145,966,094, 1.78% - 8.00%, 4/30/21 - 5/15/48)	143,048,382	143,000,000
1.8%, dated 10/15/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $483,934,996, 0.00% - 6.25%, 12/3/19 - 11/15/46)	474,711,000	474,000,000
1.83%, dated:
10/10/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $442,299,433, 1.13% - 5.25%, 6/15/20 - 2/15/48)	433,726,358	433,000,000
10/11/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,891,002,062, 0.00% - 8.00%, 11/5/19 - 5/15/48)	1,849,096,665	1,846,000,000
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $296,510,362, 0.00% - 3.13%, 11/7/19 - 2/15/49)	289,443,133	289,000,000
1.9%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $147,423,638, 1.78% - 6.63%, 4/30/21 - 5/15/48)	144,243,200	144,000,000
2%, dated:
8/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $173,891,580, 1.75% - 5.50%, 1/31/21 - 5/15/48)	169,863,778	169,000,000
9/5/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $294,934,817, 0.00% - 8.00%, 1/23/20 - 2/15/48)	289,307,511	287,900,000
9/13/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $374,907,873, 2.50% - 3.75%, 11/15/43 - 11/15/46)	364,815,000	363,000,000
9/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $334,094,188, 2.13% - 4.50%, 1/31/23 - 11/15/46)	325,638,000	324,000,000
9/19/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,725,878,939, 1.75% - 6.00%, 12/15/21 - 11/15/46)	1,693,324,500	1,684,900,000
2.01%, dated:
9/6/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $769,126,700, 1.63% - 7.50%, 10/31/20 - 11/15/46)	751,633,410	748,000,000
9/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $331,525,077, 1.63% - 4.75%, 8/31/20 - 8/15/49)	325,085,400	324,000,000
9/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $344,797,938, 2.00% - 7.63%, 6/30/21 - 8/15/46)	337,688,400	336,000,000
2.02%, dated 9/9/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $149,451,558, 0.00% - 8.00%, 11/7/19 - 11/15/46)	146,491,533	146,000,000
BofA Securities, Inc. at 1.75%, dated 10/22/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $139,807,985, 1.38% - 1.75%, 10/31/20 - 1/31/21)	137,206,451	137,000,000
CIBC Bank U.S.A. at:
1.63%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $439,701,694, 1.63% - 4.50%, 12/15/20 - 8/15/44)	430,817,717	430,000,000
1.77%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $254,244,160, 1.88% - 3.63%, 9/30/21 - 11/15/46)	249,279,365	248,900,000
1.8%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $73,683,985, 1.63% - 3.63%, 12/31/20 - 8/15/44)	72,212,400	72,000,000
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $73,684,840, 1.88% - 4.75%, 3/31/22 - 11/15/46)	72,114,080	72,000,000
1.85%, dated 10/16/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $293,766,784, 1.63% - 3.63%, 12/15/20 - 11/15/46)	287,309,721	287,000,000
Commerz Markets LLC at:
1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $313,273,667, 1.75% - 2.88%, 7/31/20 - 8/15/49)	307,098,496	307,000,000
1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $627,360,332, 0.00% - 3.13%, 10/8/20 - 11/15/28)	615,206,879	615,000,000
1.76%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $371,355,245, 1.75% - 3.00%, 7/15/22 - 2/15/47)	364,124,569	364,000,000
1.8%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,538,035,121, 1.50% - 3.38%, 7/31/20 - 2/15/47)	1,505,075,250	1,505,000,000
1.91%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $314,277,148, 1.50% - 3.00%, 2/28/21 - 2/15/47)	308,114,388	308,000,000
Credit AG at:
1.64%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $292,753,339, 0.00% - 2.00%, 3/12/20 - 5/31/24)	287,091,521	287,000,000
1.76%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $590,743,282, 1.63% - 3.38%, 2/15/26 - 11/15/48)	576,872,960	576,000,000
1.8%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $293,995,031, 0.00%, 3/12/20)	288,475,200	288,000,000
1.86%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $148,373,670, 3.38%, 5/15/44)	144,052,080	144,000,000
Deutsche Bank AG, New York at:
1.72%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $441,866,626, 2.88% - 3.13%, 7/31/25 - 2/15/42)	431,144,146	431,000,000
1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $762,360,468, 1.13% - 2.63%, 8/15/20 - 2/28/26)	746,036,264	746,000,000
Deutsche Bank Securities, Inc. at 1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $35,851,781, 1.68% - 3.38%, 10/31/20 - 11/15/48)	35,001,701	35,000,000
Fixed Income Clearing Corp. - BNYM at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $5,853,780,049, 0.63% - 4.50%, 1/15/20 - 11/15/47)	5,739,277,385	5,739,000,000
HSBC Securities, Inc. at:
1.71%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $322,350,643, 2.38% - 4.50%, 9/30/23 - 5/15/38)	316,105,070	316,000,000
1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $159,662,027, 2.88%, 5/31/25)	155,007,449	155,000,000
ING Financial Markets LLC at:
1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $292,664,294, 1.75% - 2.88%, 12/31/20 - 5/31/25)	287,013,872	287,000,000
1.84%, dated 10/22/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $88,785,449, 0.00% - 2.63%, 3/26/20 - 11/15/27)	87,062,253	87,000,000
J.P. Morgan Securities, LLC at 1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $113,225,577, 1.63%, 2/15/26)	111,005,396	111,000,000
Lloyds Bank Corp. Markets PLC at 1.7%, dated 11/4/19 due 1/8/20(g)	115,352,986	115,000,000
Lloyds Bank PLC at:
1.76%, dated 10/28/19 due 12/20/19 (Collateralized by U.S. Treasury Obligations valued at $146,858,347, 1.75% - 6.00%, 11/15/20 - 2/15/26)	144,373,120	144,000,000
1.77%, dated 10/25/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $145,866,434, 6.00% - 6.75%, 2/15/26 - 8/15/26)	143,365,603	143,000,000
1.81%, dated:
10/17/19 due 12/17/19 (Collateralized by U.S. Treasury Obligations valued at $146,941,486, 6.00% - 6.75%, 2/15/26 - 8/15/26)	144,441,640	144,000,000
10/22/19 due 11/22/19 (Collateralized by U.S. Treasury Obligations valued at $147,949,537, 2.63% - 6.00%, 5/15/21 - 2/15/26)	145,225,999	145,000,000
1.84%, dated 10/18/19 due 11/18/19 (Collateralized by U.S. Treasury Obligations valued at $146,960,090, 2.63% - 6.00%, 5/15/21 - 2/15/26)	144,228,160	144,000,000
1.86%, dated 10/11/19 due 12/11/19 (Collateralized by U.S. Treasury Obligations valued at $73,500,731, 6.00%, 2/15/26)	72,226,920	72,000,000
2%, dated 9/20/19 due 11/20/19 (Collateralized by U.S. Treasury Obligations valued at $59,285,123, 6.00%, 2/15/26)	58,196,556	58,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $73,492,839, 2.00% - 2.13%, 2/15/25 - 5/15/25)	72,114,700	72,000,000
Mizuho Securities U.S.A., Inc. at 1.72%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,878,510,185, 1.38% - 2.88%, 7/31/20 - 2/15/27)	1,842,088,007	1,842,000,000
MUFG Securities (Canada), Ltd. at:
1.64%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $145,866,718, 0.00% - 2.63%, 10/8/20 - 8/15/26)	143,045,601	143,000,000
1.87%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $227,542,789, 0.00% - 3.13%, 2/29/20 - 11/15/28)	223,081,085	223,000,000
MUFG Securities EMEA PLC at:
1.62%, dated 11/1/19 due:
11/6/19(h)	159,035,775	159,000,000
11/7/19(h)	112,030,240	112,000,000
11/7/19(g)	287,413,280	287,000,000
1.69%, dated 10/29/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,326,997, 1.38% - 2.63%, 3/31/20 - 6/15/22)	168,110,413	168,000,000
1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $890,380,077, 1.25% - 2.88%, 6/15/22 - 5/15/28)	873,041,953	873,000,000
1.78%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $347,840,532, 1.63% - 2.38%, 12/31/20 - 8/31/22)	341,422,524	340,900,000
1.81%, dated 10/25/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $80,582,936, 1.38% - 2.00%, 1/15/21 - 8/31/26)	79,043,691	79,000,000
1.82%, dated:
10/10/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $213,377,172, 2.00% - 2.75%, 7/31/22 - 5/15/25)	209,348,682	209,000,000
10/21/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $137,729,741, 2.00%, 7/31/22 - 8/15/25)	135,095,550	135,000,000
1.83%, dated 10/25/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $87,724,106, 1.75% - 2.88%, 7/31/21 - 5/31/25)	86,043,717	86,000,000
1.84%, dated:
10/18/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $358,154,899, 2.00% - 2.88%, 7/31/22 - 11/30/25)	351,340,860	351,000,000
10/23/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $153,019,830, 1.75% - 2.00%, 7/31/21 - 5/31/24)	150,092,000	150,000,000
1.86%, dated 10/4/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $374,549,122, 1.50% - 2.88%, 1/15/21 - 11/30/25)	367,425,394	366,800,000
1.87%, dated 10/29/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $119,318,039, 1.50% - 2.63%, 8/15/20 - 4/30/26)	117,018,233	117,000,000
1.88%, dated 10/21/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $345,860,385, 2.00% - 2.63%, 8/15/20 - 3/31/24)	339,194,737	339,000,000
1.89%, dated 10/23/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $158,046,414, 2.13% - 2.63%, 8/15/20 - 5/15/25)	154,973,190	154,900,000
1.9%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $232,567,243, 2.63% - 2.88%, 8/15/20 - 8/15/28)	228,084,233	228,000,000
Natixis SA at:
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $295,185,704, 0.00% - 8.00%, 11/21/19 - 5/15/48)	289,457,904	289,000,000
1.86%, dated 10/18/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $296,941,298, 0.00% - 8.00%, 11/21/19 - 2/15/48)	290,209,767	290,000,000
1.88%, dated 10/4/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $829,329,643, 0.00% - 8.00%, 11/21/19 - 5/15/48)	813,156,608	811,800,000
1.89%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $296,263,871, 0.00% - 8.00%, 11/21/19 - 5/15/48)	290,487,200	290,000,000
1.91%, dated 10/2/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $286,172,629, 0.00% - 8.75%, 1/15/20 - 8/15/48)	280,445,667	280,000,000
1.92%, dated 10/1/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $142,014,432, 1.25% - 3.13%, 9/30/20 - 2/15/43)	139,229,813	139,000,000
Nomura Securities International, Inc. at 1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,575,916,887, 1.25% - 5.25%, 11/15/19 - 2/15/46)	1,540,494,083	1,540,000,000
Norinchukin Bank at:
1.78%, dated 10/24/19 due 1/24/20 (Collateralized by U.S. Treasury Obligations valued at $74,185,736, 2.25%, 8/15/49)	72,327,520	72,000,000
1.8%, dated:
10/17/19 due 1/21/20 (Collateralized by U.S. Treasury Obligations valued at $59,202,809, 1.50% - 2.25%, 8/15/26 - 8/15/49)	58,278,400	58,000,000
10/18/19 due 1/22/20 (Collateralized by U.S. Treasury Obligations valued at $147,999,566, 2.00% - 2.25%, 11/15/26 - 8/15/49)	145,696,000	145,000,000
2.03%, dated 9/24/19 due 12/16/19 (Collateralized by U.S. Treasury Obligations valued at $148,209,620, 1.50% - 2.25%, 11/15/20 - 8/15/49)	145,678,640	145,000,000
2.07%, dated:
9/5/19 due 12/5/19 (Collateralized by U.S. Treasury Obligations valued at $221,049,325, 1.50% - 2.25%, 8/15/26 - 8/15/49)	217,130,220	216,000,000
9/9/19 due 12/9/19 (Collateralized by U.S. Treasury Obligations valued at $147,319,367, 2.25% - 2.63%, 11/15/20 - 8/15/49)	144,753,480	144,000,000
9/18/19 due 12/18/19 (Collateralized by U.S. Treasury Obligations valued at $147,243,420, 2.00% - 2.63%, 11/15/20 - 8/15/49)	144,753,480	144,000,000
2.09%, dated 8/20/19 due 11/22/19 (Collateralized by U.S. Treasury Obligations valued at $143,403,731, 1.50% - 2.63%, 11/15/20 - 8/15/49)	140,764,011	140,000,000
2.1%, dated 8/16/19 due 11/19/19 (Collateralized by U.S. Treasury Obligations valued at $71,716,697, 2.25% - 2.63%, 11/15/20 - 8/15/49)	70,387,917	70,000,000
RBC Dominion Securities at:
1.65%, dated 10/23/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $476,933,854, 1.38% - 6.50%, 3/31/20 - 2/15/49)	468,969,183	467,000,000
1.68%, dated:
10/22/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $441,254,894, 0.00% - 6.50%, 11/7/19 - 2/15/49)	433,249,920	432,000,000
10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $146,928,692, 1.13% - 6.50%, 11/30/19 - 2/15/48)	144,598,080	144,000,000
1.8%, dated:
10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $147,145,076, 1.13% - 6.50%, 5/31/20 - 2/15/49)	144,446,400	144,000,000
10/24/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $227,558,031, 0.00% - 6.50%, 1/2/20 - 2/15/49)	223,156,100	223,000,000
2%, dated 8/16/19 due 11/7/19
(Collateralized by U.S. Treasury Obligations valued at $144,736,297, 1.13% - 6.50%, 3/31/21 - 2/15/49)	141,712,833	141,000,000
(Collateralized by U.S. Treasury Obligations valued at $144,334,522, 1.13% - 6.50%, 3/31/20 - 2/15/49)	141,635,811	140,900,000
2.01%, dated 8/15/19 due 11/7/19
(Collateralized by U.S. Treasury Obligations valued at $142,417,162, 1.50% - 6.50%, 5/31/20 - 8/15/49)	139,698,475	139,000,000
(Collateralized by U.S. Treasury Obligations valued at $142,430,005, 1.13% - 8.75%, 5/15/20 - 2/15/49)	139,706,236	139,000,000
(Collateralized by U.S. Treasury Obligations valued at $214,111,142, 1.25% - 6.50%, 5/31/20 - 11/15/46)	210,073,563	209,000,000
RBC Financial Group at 1.96%, dated 9/19/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $427,953,200, 0.00% - 2.88%, 10/8/20 - 11/15/47)	418,067,057	417,000,000
RBS Securities, Inc. at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $361,097,512, 1.50% - 2.00%, 8/15/25 - 8/15/26)	354,017,110	354,000,000
SMBC Nikko Securities America, Inc. at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $484,391,711, 1.13% - 2.88%, 3/31/21 - 5/15/27)	475,022,958	475,000,000
Societe Generale at:
1.73%, dated:
10/23/19 due:
12/23/19 (Collateralized by U.S. Treasury Obligations valued at $290,042,558, 0.00% - 8.75%, 12/5/19 - 5/15/49)	284,832,514	284,000,000
12/24/19 (Collateralized by U.S. Treasury Obligations valued at $174,043,997, 0.00% - 3.88%, 12/5/19 - 8/15/49)	170,506,506	170,000,000
10/24/19 due 12/26/19 (Collateralized by U.S. Treasury Obligations valued at $288,780,507, 1.13% - 3.50%, 5/15/20 - 8/15/47)	283,856,783	283,000,000
1.78%, dated 10/29/19 due 11/5/19
(Collateralized by U.S. Treasury Obligations valued at $225,598,006, 0.00% - 8.75%, 12/31/19 - 11/15/48)	220,076,144	220,000,000
(Collateralized by U.S. Treasury Obligations valued at $114,347,003, 3.38%, 5/15/44)	111,038,418	111,000,000
2.05%, dated 9/6/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $290,634,580, 0.00% - 8.75%, 11/15/19 - 5/15/49)	284,970,333	284,000,000
TD Securities (U.S.A.) at 1.71%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $431,501,045, 1.50% - 2.75%, 10/31/24 - 2/15/28)	423,140,648	423,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $40,182,800,000)		40,182,800,000
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $144,734,440,783)		144,734,440,783
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(2,079,880,873)
NET ASSETS - 100%		$142,654,559,910

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $201,251,901 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $202,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) The maturity amount is based on the rate at period end.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (h) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$16,843,563,000 due 11/01/19 at 1.74%
BNY Mellon Capital Markets LLC	$798,719,000
Bank Of America, NA	991,413,000
Bank of Nova Scotia	69,607,000
Citibank NA	311,955,000
Credit Agricole CIB New York Branch	2,065,044,000
HSBC Securities (USA), Inc.	131,021,000
ING Financial Markets LLC	155,966,000
JP Morgan Securities LLC	1,759,843,000
Mitsubishi UFJ Securities (USA), Inc.	93,586,000
Mizuho Securities USA, Inc.	561,482,000
Nomura Securities Internatinoal, Inc.	496,771,000
Societe Generale (PARIS)	887,101,000
Sumitomo Mitsui Banking Corp. NY	3,510,806,000
Sumitomo Mitsui Banking Corp.	2,468,046,000
Wells Fargo Securities LLC	2,542,203,000
$16,843,563,000
$61,928,000 due 11/01/19 at 1.75%
Bank Of America, NA	$16,293,000
Credit Agricole CIB New York Branch	9,626,000
ING Financial Markets LLC	3,669,000
JP Morgan Securities LLC	31,705,000
Nomura Securities International, Inc.	635,000
$61,928,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $73,627,723,500) — See accompanying schedule: Unaffiliated issuers (cost $144,734,440,783)		$144,734,440,783
Cash		4,204,783
Receivable for investments sold		1,645
Receivable for fund shares sold		765,471,878
Interest receivable		130,816,589
Prepaid expenses		218,655
Receivable from investment adviser for expense reductions		213,413
Other receivables		689,906
Total assets		145,636,057,652
Liabilities
Payable for investments purchased
Regular delivery	$1,821,725,429
Delayed delivery	156,800,000
Payable for fund shares redeemed	725,925,036
Distributions payable	18,371,821
Accrued management fee	29,433,793
Distribution and service plan fees payable	4,084,724
Payable for reverse repurchase agreement	202,000,000
Other affiliated payables	19,399,542
Other payables and accrued expenses	3,757,397
Total liabilities		2,981,497,742
Net Assets		$142,654,559,910
Net Assets consist of:
Paid in capital		$142,654,606,652
Total accumulated earnings (loss)		(46,742)
Net Assets		$142,654,559,910
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($6,335,528,610 ÷ 6,333,662,389 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($6,574,031,779 ÷ 6,572,265,672 shares)		$1.00
Advisor M Class:
Net Asset Value, offering price and redemption price per share ($60,383,402 ÷ 60,384,059 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($124,301,298,024 ÷ 124,298,107,802 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($4,707,553,738 ÷ 4,706,340,380 shares)		$1.00
Class K6:
Net Asset Value, offering price and redemption price per share ($675,764,357 ÷ 675,762,810 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Interest		$1,504,531,519
Expenses
Management fee	$163,919,116
Transfer agent fees	105,310,315
Distribution and service plan fees	24,178,040
Accounting fees and expenses	1,725,285
Custodian fees and expenses	478,698
Independent trustees' fees and expenses	256,161
Registration fees	5,870,889
Audit	25,441
Legal	83,352
Interest	2,711,629
Miscellaneous	259,298
Total expenses before reductions	304,818,224
Expense reductions	(1,562,769)
Total expenses after reductions		303,255,455
Net investment income (loss)		1,201,276,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,316)
Total net realized gain (loss)		(2,316)
Net increase in net assets resulting from operations		$1,201,273,748

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,201,276,064	$1,974,174,690
Net realized gain (loss)	(2,316)	397,770
Net increase in net assets resulting from operations	1,201,273,748	1,974,572,460
Distributions to shareholders	(1,201,320,490)	(1,974,138,272)
Share transactions - net increase (decrease)	20,580,366,147	17,585,365,642
Total increase (decrease) in net assets	20,580,319,405	17,585,799,830
Net Assets
Beginning of period	122,074,240,505	104,488,440,675
End of period	$142,654,559,910	$122,074,240,505

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.012	.003	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.007	.012	.003	–B	–B	–B
Distributions from net investment income	(.007)	(.012)	(.003)	–B	–B	–B
Total distributions	(.007)	(.012)	(.003)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.67%	1.26%	.27%	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.96%F	.96%	.96%	.97%	.99%	.99%F
Expenses net of fee waivers, if any	.95%F	.95%	.93%	.53%	.32%	.13%F
Expenses net of all reductions	.95%F	.95%	.93%	.53%	.32%	.13%F
Net investment income (loss)	1.33%F	1.26%	.26%	.02%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,335,529	$6,491,629	$8,466,153	$10,328,334	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.015	.005	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.008	.015	.005	–	–	–
Distributions from net investment income	(.008)	(.015)	(.005)	–B	–B	–B
Total distributions	(.008)	(.015)	(.005)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.80%	1.51%	.50%	.02%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F	.71%	.71%	.72%	.74%	.74%F
Expenses net of fee waivers, if any	.70%F	.70%	.70%	.52%	.32%	.13%F
Expenses net of all reductions	.70%F	.70%	.70%	.52%	.32%	.13%F
Net investment income (loss)	1.58%F	1.51%	.49%	.03%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,574,032	$6,038,320	$6,913,180	$8,145,306	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Advisor M Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.015	.005
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.008	.015	.005
Distributions from net investment income	(.008)	(.015)	(.005)
Total distributions	(.008)	(.015)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.81%	1.52%	.48%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F	.71%	.72%F
Expenses net of fee waivers, if any	.70%F	.70%	.70%F
Expenses net of all reductions	.69%F	.69%	.69%F
Net investment income (loss)	1.59%F	1.53%	.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$60,383	$50,630	$29,889

 A For the period July 6, 2017 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.018	.008	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.018	.008	.001	–A	–A
Distributions from net investment income	(.009)	(.018)	(.008)	(.001)	–A	–A
Total distributions	(.009)	(.018)	(.008)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.94%	1.79%	.78%	.12%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.42%	.42%	.26%	.11%
Expenses net of all reductions	.42%E	.42%	.42%	.42%	.26%	.11%
Net investment income (loss)	1.86%E	1.79%	.81%	.14%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$124,301,298	$104,973,598	$86,131,220	$63,580,065	$31,943,681	$16,461,419

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.019	.009	.002	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.010	.019	.009	.002	–B	–B
Distributions from net investment income	(.010)	(.019)	(.009)	(.002)	–B	–B
Total distributions	(.010)	(.019)	(.009)	(.002)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.99%	1.90%	.89%	.22%	.03%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.36%	.36%	.37%	.38%	.37%F
Expenses net of fee waivers, if any	.32%F	.32%	.32%	.32%	.29%	.14%F
Expenses net of all reductions	.32%F	.32%	.32%	.32%	.29%	.14%F
Net investment income (loss)	1.96%F	1.89%	.89%	.24%	.07%	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,707,554	$4,115,468	$2,901,645	$2,444,687	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Class K6

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.019	.003
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.010	.019	.003
Distributions from net investment income	(.010)	(.019)	(.003)
Total distributions	(.010)	(.019)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	1.03%	1.97%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.28%F	.27%	.27%F
Expenses net of fee waivers, if any	.25%F	.25%	.25%F
Expenses net of all reductions	.25%F	.25%	.25%F
Net investment income (loss)	2.03%F	1.96%	1.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$675,764	$404,595	$46,354

 A For the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $691,146 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$144,734,440,783

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $131,465,924 and the weighted average interest rate was 2.01% with payments included in the Statement of Operations as a component of interest expense.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$16,004,576	$2,044,969
Daily Money Class	-%	.25%	8,102,606	740,785
Advisor M Class	-%	.25%	70,858	963
			$24,178,040	$2,786,717

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Daily Money Class	$688

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Reserves Class	$6,401,831.20
Daily Money Class	6,482,085.20
Advisor M Class	56,687.20
Fidelity Government Money Market Fund	90,103,025.16
Premium Class	2,239,792.10
Class K6	26,895.01
	$105,310,315

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .00%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$248,990
Daily Money Class	.70%	288,030
Advisor M Class	.70%	2,625
Premium Class	.32%	924,354
Class K6	.25%	58,684
		$1,522,683

In addition, through arrangements with the Fund's custodian each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $29,157. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Daily Money Class	$5,733
Advisor M Class	4,367
Fidelity Government Money Market Fund	829
$10,929

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Distributions to shareholders
Capital Reserves Class	$42,999,357	$91,874,265
Daily Money Class	51,666,218	97,398,383
Advisor M Class	453,797	626,030
Fidelity Government Money Market Fund	1,056,626,995	1,713,973,458
Premium Class	44,135,293	66,197,174
Class K6	5,438,830	4,068,962
Total	$1,201,320,490	$1,974,138,272

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares
	Six months ended October 31, 2019	Year ended April 30, 2019
Capital Reserves Class
Shares sold	14,487,865,905	34,036,473,998
Reinvestment of distributions	26,844,592	56,430,056
Shares redeemed	(14,670,683,606)	(36,066,803,771)
Net increase (decrease)	(155,973,109)	(1,973,899,717)
Daily Money Class
Shares sold	12,894,605,055	24,000,323,722
Reinvestment of distributions	36,526,087	69,418,267
Shares redeemed	(12,395,541,424)	(24,944,431,256)
Net increase (decrease)	535,589,718	(874,689,267)
Advisor M Class
Shares sold	52,097,300	108,369,251
Reinvestment of distributions	439,499	599,065
Shares redeemed	(42,782,624)	(88,227,180)
Net increase (decrease)	9,754,175	20,741,136
Fidelity Government Money Market Fund
Shares sold	212,737,741,899	365,712,133,762
Reinvestment of distributions	967,454,004	1,557,490,330
Shares redeemed	(194,377,334,049)	(348,428,129,546)
Net increase (decrease)	19,327,861,854	18,841,494,546
Premium Class
Shares sold	2,156,713,483	3,529,451,047
Reinvestment of distributions	41,648,771	63,438,128
Shares redeemed	(1,606,402,451)	(2,379,405,678)
Net increase (decrease)	591,959,803	1,213,483,497
Class K6
Shares sold	424,460,457	473,757,227
Reinvestment of distributions	5,436,883	4,067,608
Shares redeemed	(158,723,634)	(119,589,388)
Net increase (decrease)	271,173,706	358,235,447

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Capital Reserves Class	.95%
Actual		$1,000.00	$1,006.70	$4.79
Hypothetical-C		$1,000.00	$1,020.36	$4.82
Daily Money Class	.70%
Actual		$1,000.00	$1,008.00	$3.53
Hypothetical-C		$1,000.00	$1,021.62	$3.56
Advisor M Class	.70%
Actual		$1,000.00	$1,008.10	$3.53
Hypothetical-C		$1,000.00	$1,021.62	$3.56
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,009.40	$2.12
Hypothetical-C		$1,000.00	$1,023.03	$2.14
Premium Class	.32%
Actual		$1,000.00	$1,009.90	$1.62
Hypothetical-C		$1,000.00	$1,023.53	$1.63
Class K6	.25%
Actual		$1,000.00	$1,010.30	$1.26
Hypothetical-C		$1,000.00	$1,023.88	$1.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned construction nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees, and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity Government Money Market Fund

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class K6, Premium Class, and the retail class ranked below the competitive median for 2018, and the total expense ratio of each of Daily Money Class, Capital Reserves Class, and Class M ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each class noted above was above the competitive median for 2018 due to its 12b-1 fees. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class ranked below the median. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2018 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Class M, Class K6, and Premium Class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, and 0.32% through August 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

SPU-SANN-1219
1.538283.122

Fidelity Flex℠ Funds

Fidelity Flex℠ Government Money Market Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2019

Days	% of fund's investments 10/31/19
1 - 7	88.6
8 - 30	4.2
31 - 60	2.1
61 - 90	1.6
91 - 180	3.0
> 180	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2019
U.S. Treasury Debt	6.5%
U.S. Government Agency Debt	9.4%
Repurchase Agreements	80.4%
Net Other Assets (Liabilities)	3.7%

Current 7-Day Yields

10/31/19
Fidelity Flex℠ Government Money Market Fund	1.89%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 6.5%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bills
11/5/19 to 3/26/20	1.68 to 2.07%	$2,700,000	$2,688,736
U.S. Treasury Notes
10/31/21	1.94 (b)(c)	200,000	200,000
TOTAL U.S. TREASURY DEBT
(Cost $2,888,736)			2,888,736

U.S. Government Agency Debt - 9.4%
Federal Agencies - 9.4%
Federal Farm Credit Bank
10/23/20	1.87 (b)(c)	100,000	99,998
Federal Home Loan Bank
11/8/19 to 7/23/21	1.72 to 2.08 (b)(d)	3,880,000	3,879,214
Freddie Mac
12/18/19 to 9/8/20	1.85 to 2.05 (b)	200,000	199,735
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,178,947)			4,178,947

U.S. Government Agency Repurchase Agreement - 40.5%
	Maturity Amount	Value
In a joint trading account at 1.75% dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations) #	$2,992,145	$2,992,000
With:
Barclays Bank PLC at 1.74%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Government Obligations valued at $1,020,148, 4.00%, 4/20/48)	1,000,338	1,000,000
BMO Capital Markets Corp. at:
1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,122, 2.88%, 10/31/23)	1,000,048	1,000,000
1.75%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,050, 4.00%, 9/20/49)	1,000,049	1,000,000
1.83%, dated 10/15/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $204,177, 2.50% - 4.47%, 10/1/29 - 10/20/49)	200,315	200,000
1.91%, dated 10/3/19 due 11/4/19 (Collateralized by U.S. Government Obligations valued at $1,021,573, 2.34% - 4.55%, 11/30/23 - 4/20/69)	1,001,698	1,000,000
BNP Paribas, SA at:
1.78%, dated 10/28/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,262, 0.00% - 7.13%, 9/30/20 - 12/20/48)	1,000,346	1,000,000
1.85%, dated 10/10/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $514,133, 0.00% - 6.63%, 11/7/19 - 1/1/49)	500,848	500,000
2.01%, dated 9/19/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,943, 0.00% - 7.13%, 4/30/21 - 8/15/48)	100,503	100,000
2.02%, dated:
9/6/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $102,357, 0.00% - 6.63%, 10/31/20 - 5/15/49)	100,488	100,000
9/20/19 due 11/7/19 (Collateralized by Mortgage Loan Obligations valued at $102,440, 0.00% - 6.63%, 10/31/20 - 8/1/49)	100,505	100,000
CIBC Bank U.S.A. at:
1.74%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $102,054, 4.00%, 3/1/49)	100,425	100,000
1.76%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $102,055, 4.00% - 5.00%, 6/1/47 - 3/1/49)	100,254	100,000
1.77%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $102,080, 4.00%, 7/1/38)	100,728	100,000
1.79%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $204,966, 3.50% - 4.57%, 7/1/38 - 7/1/49)	200,885	200,000
1.82%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $204,165, 4.00%, 7/1/38)	200,303	200,000
2.01%, dated 9/16/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $102,263, 4.00%, 7/1/38)	100,324	100,000
Citibank NA at 1.74%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,328, 0.00% - 8.13%, 11/29/19 - 9/20/49)	1,000,338	1,000,000
Deutsche Bank AG, New York at 1.76%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $816,057, 2.00%, 2/15/25)	800,039	800,000
HSBC Securities, Inc. at 1.73%, dated 10/30/19 due 11/6/19 (Collateralized by U.S. Government Obligations valued at $1,020,099, 3.00%, 10/1/49)	1,000,336	1,000,000
J.P. Morgan Securities, LLC at:
1.84%, dated 10/24/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $204,085, 4.00%, 7/1/48)(b)(c)(e)	200,286	200,000
1.87%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,371, 2.50%, 12/20/42)	1,000,364	1,000,000
Morgan Stanley & Co., LLC at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,050, 2.00% - 9.00%, 1/15/23 - 1/1/51)	1,000,048	1,000,000
Nomura Securities International, Inc. at:
1.66%, dated 10/31/19 due 11/7/19 (Collateralized by Mortgage Loan Obligations valued at $1,020,048, 2.60% - 3.50%, 6/1/29 - 8/1/49)	1,000,323	1,000,000
1.88%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,373, 4.00% - 7.50%, 4/1/31 - 1/20/69)	1,000,366	1,000,000
RBC Financial Group at 1.97%, dated 9/19/19 due 11/5/19
(Collateralized by U.S. Government Obligations valued at $102,241, 3.00% - 4.00%, 11/1/48 - 9/1/49)	100,257	100,000
(Collateralized by U.S. Government Obligations valued at $102,241, 3.00% - 4.00%, 11/1/48 - 9/1/49)	100,257	100,000
TD Securities (U.S.A.) at 1.66%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Government Obligations valued at $1,020,047, 3.50%, 5/1/49)	1,000,323	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $17,992,000)		17,992,000

U.S. Treasury Repurchase Agreement - 39.9%
With:
BMO Capital Markets Corp. at 1.79%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,085, 1.38% - 2.75%, 9/15/20 - 8/15/47)	100,189	100,000
BMO Harris Bank NA at 1.69%, dated 10/25/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $109,698, 3.00%, 11/15/44)	100,343	100,000
BNP Paribas, SA at:
1.74%, dated:
10/23/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,152, 0.00% - 3.00%, 3/19/20 - 5/15/47)	100,145	100,000
10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,327, 0.00% - 2.88%, 11/7/19 - 5/15/49)	1,000,338	1,000,000
1.8%, dated 10/15/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,029,956, 1.78% - 3.13%, 4/30/21 - 8/15/46)	1,001,500	1,000,000
1.83%, dated 10/11/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,137, 0.00% - 7.63%, 4/23/20 - 5/15/47)	1,001,678	1,000,000
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,925, 1.88% - 6.63%, 7/31/26 - 5/15/47)	1,001,533	1,000,000
2%, dated:
8/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,445, 0.00% - 6.13%, 1/23/20 - 2/15/48)	100,511	100,000
9/5/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,391, 2.25% - 3.75%, 8/15/41 - 5/15/47)	100,489	100,000
9/13/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,338, 2.25% - 3.00%, 4/30/24 - 5/15/47)	100,500	100,000
9/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,318, 2.25% - 4.38%, 11/15/39 - 8/15/46)	100,506	100,000
9/19/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,337, 0.00% - 3.63%, 11/7/19 - 2/15/48)	100,500	100,000
2.01%, dated:
9/6/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,342, 0.00% - 3.00%, 5/21/20 - 5/15/47)	100,486	100,000
9/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,281, 1.78% - 6.00%, 4/30/21 - 11/15/42)	100,335	100,000
9/20/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,281, 0.00% - 2.50%, 11/7/19 - 2/15/45)	100,503	100,000
2.02%, dated 9/9/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,336, 1.78% - 3.00%, 4/30/21 - 2/15/48)	100,337	100,000
CIBC Bank U.S.A. at:
1.77%, dated 10/21/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,069, 2.13% - 2.75%, 9/30/21 - 8/31/25)	100,152	100,000
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $204,345, 1.63% - 4.75%, 12/31/20 - 5/15/48)	200,317	200,000
Commerz Markets LLC at:
1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,057, 1.38% - 2.13%, 5/31/21 - 7/31/24)	1,000,321	1,000,000
1.76%, dated 10/29/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,208, 2.25%, 12/31/24)	1,000,342	1,000,000
1.8%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,055, 1.88% - 2.63%, 12/31/21 - 12/31/25)	1,000,050	1,000,000
Credit AG at:
1.64%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,120, 1.63%, 10/31/26)	1,000,319	1,000,000
1.8%, dated 10/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $204,184, 1.63%, 10/31/26)	200,330	200,000
HSBC Securities, Inc. at 1.73%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,031,063, 2.88%, 5/31/25)	1,000,048	1,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $510,466, 2.25% - 5.25%, 11/15/28 - 8/15/49)	500,797	500,000
MUFG Securities EMEA PLC at:
1.62%, dated 11/1/19 due:
11/6/19(f)	100,023	100,000
11/7/19(f)	100,027	100,000
1.78%, dated 10/18/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $107,060, 2.00% - 2.38%, 12/31/20 - 7/31/22)	100,153	100,000
1.84%, dated:
10/18/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $106,686, 2.00% - 2.88%, 7/31/22 - 11/30/25)	100,097	100,000
10/23/19 due 11/4/19 (Collateralized by U.S. Treasury Obligations valued at $102,861, 2.00%, 7/31/22 - 5/31/24)	100,061	100,000
1.86%, dated 10/4/19 due 11/6/19 (Collateralized by U.S. Treasury Obligations valued at $254,063, 2.50%, 1/31/21)	200,341	200,000
1.88%, dated 10/21/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $105,522, 2.00% - 2.88%, 7/31/22 - 10/31/23)	100,057	100,000
1.89%, dated 10/23/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $105,887, 2.00% - 2.25%, 4/30/21 - 7/31/22)	100,047	100,000
1.9%, dated 10/25/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $106,842, 2.00% - 2.63%, 7/31/22 - 6/30/23)	100,037	100,000
Natixis SA at:
1.84%, dated 10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,300, 1.63% - 2.75%, 7/31/20 - 10/31/26)	1,001,584	1,000,000
1.88%, dated 10/4/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $204,383, 1.63% - 2.88%, 8/31/24 - 10/31/26)	200,334	200,000
1.91%, dated 10/2/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $204,416, 1.50% - 2.63%, 7/31/20 - 10/31/26)	200,318	200,000
1.92%, dated 10/1/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $204,383, 1.50% - 1.88%, 6/30/24 - 7/31/26)	200,331	200,000
Nomura Securities International, Inc. at 1.65%, dated 10/31/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,092, 2.38%, 5/15/29)	1,000,321	1,000,000
RBC Dominion Securities at:
1.8%, dated:
10/8/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $205,425, 0.00% - 6.00%, 11/7/19 - 2/15/49)	200,620	200,000
10/24/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,043, 2.50% - 6.50%, 2/15/26 - 2/15/48)	100,070	100,000
2%, dated 8/16/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,496, 0.00% - 8.75%, 1/30/20 - 8/15/48)	100,522	100,000
2.01%, dated 8/15/19 due 11/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,454, 1.50% - 8.75%, 5/15/20 - 2/15/48)	100,514	100,000
RBC Financial Group at 1.96%, dated 9/19/19 due 11/5/19 (Collateralized by U.S. Treasury Obligations valued at $102,291, 2.13% - 3.63%, 2/15/21 - 5/15/25)	100,256	100,000
RBS Securities, Inc. at 1.74%, dated 10/31/19 due 11/1/19 (Collateralized by U.S. Treasury Obligations valued at $306,118, 2.75%, 5/31/23)	300,015	300,000
Societe Generale at 1.78%, dated 10/29/19 due 11/5/19
(Collateralized by U.S. Treasury Obligations valued at $1,020,230, 2.88% - 8.75%, 5/15/20 - 8/15/28)	1,000,346	1,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,020,157, 2.38% - 7.88%, 2/15/21 - 8/15/24)	1,000,346	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $17,700,000)		17,700,000
TOTAL INVESTMENT IN SECURITIES - 96.3%
(Cost $42,759,683)		42,759,683
NET OTHER ASSETS (LIABILITIES) - 3.7%		1,659,798
NET ASSETS - 100%		$44,419,481

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) The maturity amount is based on the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$2,992,000 due 11/01/19 at 1.75%
BNY Mellon Capital Markets LLC	$192,000
Bank Of America, N.A.	286,000
Credit Agricole CIB New York Branch	122,000
ING Financial Markets LLC	45,000
J.P. Morgan Securities LLC	141,000
Mizuho Securities USA, Inc.	117,000
Nomura Securities International	104,000
Sumitomo Mitsui Banking Corporation NY	538,000
Sumitomo Mitsui Bk Corp (REPO)	713,000
Wells Fargo Securities LLC	734,000
$2,992,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $35,692,000) — See accompanying schedule: Unaffiliated issuers (cost $42,759,683)		$42,759,683
Cash		101
Receivable for fund shares sold		3,510,655
Interest receivable		21,359
Total assets		46,291,798
Liabilities
Payable for investments purchased
Regular delivery	$299,997
Delayed delivery	200,000
Payable for fund shares redeemed	1,340,288
Distributions payable	32,032
Total liabilities		1,872,317
Net Assets		$44,419,481
Net Assets consist of:
Paid in capital		$44,418,757
Total accumulated earnings (loss)		724
Net Assets, for 44,418,756 shares outstanding		$44,419,481
Net Asset Value, offering price and redemption price per share ($44,419,481 ÷ 44,418,756 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Interest		$314,258
Expenses
Independent trustees' fees and expenses	$49
Interest	4
Total expenses before reductions	53
Expense reductions	(3)
Total expenses after reductions		50
Net investment income (loss)		314,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		772
Total net realized gain (loss)		772
Net increase in net assets resulting from operations		$314,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$314,208	$511,814
Net realized gain (loss)	772	35
Net increase in net assets resulting from operations	314,980	511,849
Distributions to shareholders	(314,295)	(511,814)
Share transactions
Proceeds from sales of shares	144,634,531	18,861,061
Reinvestment of distributions	275,547	447,039
Cost of shares redeemed	(122,535,332)	(50,948,612)
Net increase (decrease) in net assets and shares resulting from share transactions	22,374,746	(31,640,512)
Total increase (decrease) in net assets	22,375,431	(31,640,477)
Net Assets
Beginning of period	22,044,050	53,684,527
End of period	$44,419,481	$22,044,050
Other Information
Shares
Sold	144,634,531	18,861,061
Issued in reinvestment of distributions	275,547	447,039
Redeemed	(122,535,332)	(50,948,612)
Net increase (decrease)	22,374,746	(31,640,512)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.022	.012	.001
Net realized and unrealized gain (loss)	–B	–B	–B	–
Total from investment operations	.012	.022	.012	.001
Distributions from net investment income	(.012)	(.022)	(.012)	(.001)
Total distributions	(.012)	(.022)	(.012)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.16%	2.22%	1.23%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	- %G
Net investment income (loss)	2.25%G	2.14%	1.39%	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$44,419	$22,044	$53,685	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$42,759,683

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $100,000 and the weighted average interest rate was 1.56% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	- %-C	$1,000.00	$1,011.60	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

ZGY-SANN-1219
1.9881598.102

Fidelity® Series Treasury Bill Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of October 31, 2019
U.S. Government and U.S. Government Agency Obligations	100.0%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 100.0%
	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Bills, yield at date of purchase 1.5% to 1.9% 2/6/20 to 4/30/20
(Cost $1,894,358,768)	$1,906,555,000	$1,895,295,330
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,894,358,768)		1,895,295,330
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 1.83% (a)
(Cost $208,092)	208,054	208,095
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,894,566,860)		1,895,503,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		159,126
NET ASSETS - 100%		$1,895,662,551

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,998
Total	$48,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,895,295,330	$--	$1,895,295,330	$--
Money Market Funds	208,095	208,095	--	--
Total Investments in Securities:	$1,895,503,425	$208,095	$1,895,295,330	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,894,358,768)	$1,895,295,330
Fidelity Central Funds (cost $208,092)	208,095
Total Investment in Securities (cost $1,894,566,860)		$1,895,503,425
Receivable for investments sold		777,865,176
Receivable for fund shares sold		44,362,225
Distributions receivable from Fidelity Central Funds		13,490
Total assets		2,717,744,316
Liabilities
Payable for investments purchased	$819,863,868
Payable for fund shares redeemed	2,212,359
Other payables and accrued expenses	5,538
Total liabilities		822,081,765
Net Assets		$1,895,662,551
Net Assets consist of:
Paid in capital		$1,893,883,889
Total accumulated earnings (loss)		1,778,662
Net Assets, for 189,411,109 shares outstanding		$1,895,662,551
Net Asset Value, offering price and redemption price per share ($1,895,662,551 ÷ 189,411,109 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Interest		$12,197,144
Income from Fidelity Central Funds		48,998
Total income		12,246,142
Expenses
Custodian fees and expenses	$5,322
Independent trustees' fees and expenses	1,925
Commitment fees	1,195
Total expenses before reductions	8,442
Expense reductions	(7)
Total expenses after reductions		8,435
Net investment income (loss)		12,237,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,531,299
Total net realized gain (loss)		1,531,299
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	921,998
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		921,997
Net gain (loss)		2,453,296
Net increase (decrease) in net assets resulting from operations		$14,691,003

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	For the period August 17, 2018 (commencement of operations) to April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,237,707	$12,413,490
Net realized gain (loss)	1,531,299	(77,759)
Change in net unrealized appreciation (depreciation)	921,997	14,568
Net increase (decrease) in net assets resulting from operations	14,691,003	12,350,299
Distributions to shareholders	(11,537,289)	(13,725,351)
Share transactions
Proceeds from sales of shares	1,024,912,576	983,129,096
Reinvestment of distributions	11,537,289	13,725,351
Cost of shares redeemed	(71,371,695)	(68,048,728)
Net increase (decrease) in net assets resulting from share transactions	965,078,170	928,805,719
Total increase (decrease) in net assets	968,231,884	927,430,667
Net Assets
Beginning of period	927,430,667	–
End of period	$1,895,662,551	$927,430,667
Other Information
Shares
Sold	102,499,794	98,330,645
Issued in reinvestment of distributions	1,154,251	1,373,521
Redeemed	(7,139,456)	(6,807,646)
Net increase (decrease)	96,514,589	92,896,520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Treasury Bill Index Fund

	Six months ended (Unaudited) October 31,	Year endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.106	.166
Net realized and unrealized gain (loss)	.028	(.005)
Total from investment operations	.134	.161
Distributions from net investment income	(.104)	(.181)
Total distributions	(.104)	(.181)
Net asset value, end of period	$10.01	$9.98
Total ReturnC,D	1.35%	1.62%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	2.14%H	2.36%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,895,663	$927,431

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$953,805
Gross unrealized depreciation	(17,272)
Net unrealized appreciation (depreciation)	$936,533
Tax cost	$1,894,566,892

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(77,759)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,195 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	- %-C	$1,000.00	$1,013.50	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Treasury Bill Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through August 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

XSB-SANN-1219
1.9891220.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 23, 2019